Annual Total Returns - Fidelity Government Income Fund [BarChart] - 08.31 Fidelity Government Bond Funds Combo PRO-08 - Fidelity Government Income Fund - Fidelity Government Income Fund	Oct. 29, 2022
Bar Chart Table:
Annual Return 2012	2.69%
Annual Return 2013	(2.58%)
Annual Return 2014	5.43%
Annual Return 2015	0.50%
Annual Return 2016	1.05%
Annual Return 2017	2.21%
Annual Return 2018	0.61%
Annual Return 2019	6.41%
Annual Return 2020	6.79%
Annual Return 2021	(2.10%)